COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES
               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES
                       LIBERTY VALUE FUND, VARIABLE SERIES
                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES
                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
                       NEWPORT TIGER FUND, VARIABLE SERIES
              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES
                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES
                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES
            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES
              COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES
                  COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES
                   LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES
                   LIBERTY SELECT VALUE FUND, VARIABLE SERIES

                   Supplement to Prospectus dated May 1, 2002

1. On April 1, 2003, Liberty Advisory Services Corp., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. ("NPMI"), merged into Columbia Management Advisers, Inc. ("Columbia"), a registered investment adviser. Each of the four merging companies was a registered investment adviser and advised or sub-advised various funds in the Liberty and Stein Roe families of funds. Columbia, a direct subsidiary of Columbia Management Group, Inc. ("CMG"), is the surviving company in these mergers and is now the investment adviser to each of the funds listed above.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc., a subsidiary of NPMI and a registered investment adviser that sub-advised the Newport Tiger Fund, Variable Series, merged into NPMI. As a result of NPMI's merger into Columbia, Columbia is now the adviser to that fund.

The mergers will not change the way the funds are managed, the investment personnel assigned to manage the funds or the fees paid by the funds to Columbia.

2. Effective April 7, 2003, Colonial International Fund for Growth, Variable Series will change its name to Columbia International Fund, Variable Series and Colonial U.S. Growth & Income Fund, Variable Series will change its name to Liberty Growth & Income Fund, Variable Series.




                                                                   April 1, 2003